Marketable Securities and Securities Investments (Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Available for Sale Securities, Cost
Due in one year or less	¥ 132,770
Due after one year through five years	455,624
Due after five years through ten years	476,261
Due after ten years	1,333,984
Total	2,398,639
Available-for-sale securities, Fair value
Due in one year or less	132,745
Due after one year through five years	462,682
Due after five years through ten years	552,287
Due after ten years	1,499,922
Total	2,647,636
Held-to-maturity securities, Cost
Due in one year or less	6,286
Due after one year through five years	37,281
Due after five years through ten years	393,787
Due after ten years	6,404,718
Held-to-maturity securities, Cost	6,842,072	¥ 6,542,954
Held-to-maturity securities, Fair value
Due in one year or less	6,334
Due after one year through five years	40,085
Due after five years through ten years	453,310
Due after ten years	8,402,898
Total	¥ 8,902,627	¥ 8,146,788